Statutory Results (Details) (USD $)	12 Months Ended			3 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Mar. 30, 2013 Connecticut Domiciled Life Insurance Subsidiaries [Member]	Mar. 30, 2013 Parent Company [Member]
Statutory Accounting Practices [Line Items]
Extrordinary dividend				$ 1,100,000,000	$ 1,200,000,000
Statutory Results [Abstract]
Combined statutory net income (loss)	1,290,000	927,000	(669,000)
Statutory capital and surplus	5,005,000	5,016,000	5,920,000
Percent available for dividend distribution without prior approval from regulatory agency	10.00%
Amount available for dividend distribution without prior approval from regulatory agency	1,000,000,000
Amount available for dividend distribution with approval from regulatory agencies	$ 919,000,000